Borrowings - Summary of Detailed Borrowings from Banks (Detail) ¥ in Millions, ₩ in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Mar. 18, 2023 CNY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 KRW (₩)	Mar. 05, 2019 CNY (¥)	Mar. 16, 2018 JPY (¥)	Oct. 24, 2016 CNY (¥)	Jul. 13, 2016 CNY (¥)
Guaranteed bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 18, 2013
Notional amount	¥ 4,800	¥ 4,800
Borrowings, interest rate	5.05%	5.05%	5.05%	5.05%
Medium-term bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Jul. 13, 2016
Notional amount	¥ 4,000				¥ 3			¥ 4
Borrowings, interest rate	3.39%		3.39%	3.39%	3.70%			3.39%
Corporate bonds one [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Oct. 24, 2016
Notional amount	¥ 1,500						¥ 1,500
Borrowings, interest rate	3.03%		3.03%	3.03%			3.03%
Corporate bonds two [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Oct. 24, 2016
Notional amount	¥ 1,500						¥ 1,500
Borrowings, interest rate	3.30%		3.30%	3.30%			3.30%
First series of JPY- denominated credit enhanced bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 16, 2018
Notional amount			¥ 10			¥ 10
Borrowings, interest rate	0.33%		0.33%	0.33%		0.33%
Second series of JPY- denominated credit enhanced bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 16, 2018
Notional amount			¥ 20			¥ 20
Borrowings, interest rate	0.64%		0.64%	0.64%		0.64%
Third series of JPY- denominated credit enhanced bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 16, 2018
Notional amount			¥ 20			¥ 20
Borrowings, interest rate	0.64%		0.64%	0.64%		0.64%
Medium term bonds one [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 05, 2019
Notional amount	¥ 3,000
Borrowings, interest rate	3.70%		3.70%	3.70%
Corporate bonds three [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Aug. 19, 2019
Notional amount	¥ 3,000
Borrowings, interest rate	3.60%		3.60%	3.60%
Corporate bonds four [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Dec. 06, 2019
Notional amount | ₩				₩ 300
Borrowings, interest rate	2.40%		2.40%	2.40%
Corporate bonds five [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Apr. 24, 2020
Notional amount	¥ 2,000
Borrowings, interest rate	2.39%		2.39%	2.39%